Share capital - Changes in options (Details) - Stock options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning	11,974,300	13,008,364
Number of options, Options granted	2,408,849	3,217,378
Number of options, Options exercised	(1,359,091)	(3,785,174)
Number of options, Options forfeited/expired/cancelled	(456,401)	(466,268)
Number of options outstanding, ending	12,567,657	11,974,300
Weighted average exercise price, Options outstanding, beginning	$ 2.73	$ 2.14
Weighted average exercise price, Options granted	1.90	3.94
Weighted average exercise price, Options exercised	0.32	1.58
Weighted average exercise price, Options forfeited/expired/cancelled	4.52	2.85
Weighted average exercise price, Options outstanding, ending	$ 2.77	$ 2.73